Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of estimated useful lives of property and equipment

The estimated useful lives are as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4-5 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Group’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	355,289	109,339	184,655	25,298
Internet value-added services	342,098	340,795	332,533	45,556
AI and others
Advertising agency services	83,111	89,275	78,036	10,691
Multi-cloud Management Services	77,956	87,747	87,242	11,952
Sale and rental of robots and other AI hardware products	5,289	22,034	111,577	15,286
Technical, AI application services and others	20,323	20,313	12,834	1,758
Total consolidated revenues	884,066	669,503	806,877	110,541